INCOME TAXES - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ (92)	$ 1,132	$ 720
Current tax expense:	56,191	5,458	9,935
Deferred tax (benefit):
Federal	(235)	(115)	354
Deferred tax (benefit):	(12,600)	(31,061)	(20,915)
Total	43,591	(25,603)	(10,980)
U.S.
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	18,884
Other countries not seperately disclosed
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	37,399
U.S.
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign		(27,808)	(17,213)
Deferred tax (benefit):
Foreign	(4,562)	(8,916)	1,263
Foreign - excluding the U.S. and Ireland
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign		32,134	26,428
Deferred tax (benefit):
Foreign	$ (7,803)	$ (22,030)	$ (22,532)